Provisions for legal proceedings, judicial deposits and contingent liabilities (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance of production capacity held in guarantee	$ 1,533	$ 1,417
Currency Of U S D [Member]
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	39
Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	$ 200